File No. 2-60067

AS FILED August 4, 1999

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.
                     X     Post-Effective Amendment No.  1
                        (Check appropriate box or boxes)

                              TEMPLETON FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                (954) 527-7500
                        (Area Code and Telephone Number)

                           500 EAST BROWARD BOULEVARD
                         FORT LAUDERDALE, FL 33394-3091
                     (Address of Principal Executive Offices
                     Number, Street, City, State, Zip Code)

                            BARBARA J. GREEN, ESQUIRE
                           500 EAST BROWARD BOULEVARD
                         FORT LAUDERDALE, FL 33394-3091
                     (Name and Address of Agent for Service,
                     Number, Street, City, State, Zip Code)

                                   Copies to:

                             BRUCE G. LETO, ESQUIRE
                      STRADLEY RONON STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                             PHILADELPHIA, PA 19103




TITLE OF THE SECURITIES BEING REGISTERED: SHARES OF COMMON STOCK - $1.00 PAR VALUE. NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.




                                     PART A


     Part A of Templeton Funds, Inc. is incorporated here in by reference to the electronic filing made on May 4, 1999, under File No. 2-60067.





                                    PART B


     Part B of Templeton Funds, Inc. is incorporated here in by reference to the electronic filing made on May 4, 1999, under File No. 2-60067.







                              TEMPLETON FUNDS, INC.
                         File Nos. 2-60067 and 811-2781

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification

All officers, directors, employees and agents of the Registrant are to be indemnified to the fullest extent permitted by law for any liabilities of any nature whatsoever incurred in connection with the affairs of the Registrant, except in cases where willful misfeasance, bad faith, gross negligence or reckless disregard of duties to the Registrant are established. See Article 5.1 of the By-Laws of the Registrant, filed as Exhibit 2 to the Registration Statement, which is incorporated herein by reference, for a more complete description of matters relating to indemnification.

Item 16.  Exhibits

The following exhibits are incorporated herein by reference to the previously filed document indicated below, except those exhibits which are filed herewith as indicated.

(1) Copies of the charter of the Registrant as now in effect:

     (i)       Restated Articles of Incorporation
               (Previously filed with Post Effective Amendment No. 27 to the Registration Statement on December 29, 1995)

     (ii)      Articles of Amendment dated October 24, 1990
               (Previously filed with Post Effective Amendment No. 27 to the Registration Statement on December 29, 1995)

     (iii)     Articles Supplementary dated October 16, 1993
               (Previously filed with Post Effective Amendment No. 27 to the Registration Statement on December 29, 1995)

     (iv)      Articles of Amendment dated February 16, 1994
               (Previously filed with Post Effective Amendment No. 27 to the Registration Statement on December 29, 1995)

     (v)       Articles Supplementary dated April 13, 1995
               (Previously filed with Post Effective Amendment No. 26 to the Registration Statement on April 28, 1995)

     (vi)      Articles of Amendment dated April 17, 1995
               (Previously filed with Post Effective Amendment No. 26 to the Registration Statement on April 28, 1995)

     (vii)     Articles Supplementary dated October 25, 1995
               (Previously filed with Post Effective Amendment No. 27 to the Registration Statement on December 29, 1995)

     (viii)    Articles Supplementary dated December 27, 1996
               (Previously filed with Post Effective Amendment No. 29 to the Registration Statement on December 31, 1996)

     (ix)      Articles Supplementary dated April 10, 1997
               (Previously filed with Post Effective Amendment No. 31 to the Registration Statement on October 29, 1998)

     (x)       Articles of Amendment dated December 23, 1998.
               (Previously filed with Post Effective Amendment No. 32 to the Registration Statement on December 29, 1998)

     (xi)      Articles Supplementary dated December 23, 1998
               (Previously filed with Post Effective Amendment No. 32 to the Registration Statement on December 29, 1998)

(2)   Copies of the existing  by-laws or  corresponding  instruments of the
Registrant:

     (i) Amended and Restated By-Laws of Templeton Funds, Inc. dated October 19, 1996
               (Previously filed with Post Effective Amendment No. 28 to the Registration Statement on December 27, 1996)

(3) Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the registrant:

               Not Applicable

(4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it:

              (i) Agreement  and Plan of  Reorganization  for Templeton Global
                  Infrastructure Fund dated June 1, 1999

              (i) Agreement  and Plan of  Reorganization  for Templeton Growth
                  and Income Fund dated June 1, 1999

(5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant:

               Not applicable.

(6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant:

     (i) Amended and Restated Management Agreement between Templeton World Fund and Templeton Galbraith and Hansberger Ltd. dated December 6, 1994
               (Previously filed with Post Effective Amendment No. 26 to the Registration Statement on April 28, 1995)

     (ii) Amended and Restated Management Agreement between Templeton Foreign Fund and Templeton Galbraith and Hansberger Ltd. dated December 6, 1994
               (Previously filed with Post Effective Amendment No. 26 to the Registration Statement on April 28, 1995)

(7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter and specimens or copies of all agreements between principal underwriters and dealers:

     (i) Amended and Restated Distribution Agreement between Registrant and Franklin Templeton Distributors, Inc., dated May 1, 1995 (Previously filed with Post Effective Amendment No. 27 to the Registration Statement on December 29, 1995)

     (ii) Form of Dealer Agreement between Registrant and Franklin/ Templeton Distributors, Inc. and Securities Dealers
               (Previously filed with Post Effective Amendment No. 31 to the Registration Statement on October 29, 1998)

     (iii)     Amendment of Dealer Agreement dated May 15, 1998
               (Previously filed with Post Effective Amendment No. 31 to the Registration Statement on October 29, 1998)

     (iv) Non-Exclusive Underwriting Agreement between the Registrant and Templeton Franklin Investment Services (Asia) Limited dated September 18, 1995
               (Previously filed with Post Effective Amendment No. 30 to the Registration Statement on December 24, 1997)

(8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document:

               Not applicable

(9) Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act, for securities and similar investments of the Registrant including the schedule of remuneration.

     (i) Restated Custody Agreement between Registrant on behalf of Templeton World Fund and The Chase Manhattan Bank dated February 11, 1986
               (Previously filed with Post Effective Amendment No. 27 to the Registration Statement on December 29, 1995)

     (ii) Restated Custody Agreement between Registrant on behalf of Templeton Foreign Fund and The Chase Manhattan Bank dated February 11, 1986
               (Previously filed with Post Effective Amendment No. 27 to the Registration Statement on December 29, 1995)

     (iii) Amendment dated March 3, 1998 to the Custody Agreement (Previously filed with Post Effective Amendment No. 31 to the Registration Statement on October 29, 1998)

     (iv) Amendment No. 2 dated July 23, 1998 to the Custody Agreement (Previously filed with Post Effective Amendment No. 31 to the Registration Statement on October 29, 1998)

(10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendments to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's directors describing any action taken to revoke the plan:

     (i) Templeton World Fund Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995
               (Previously filed with Post Effective Amendment No. 26 to the Registration Statement on April 28, 1995)

     (ii)      Templeton World Fund Class C Distribution Plan pursuant to
               Rule  12b-1  dated  May  1,  1995
               (Previously filed with Post Effective Amendment No. 26 to the Registration Statement on April 28, 1995)

     (iii) Templeton Foreign Fund Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995
               (Previously filed with Post Effective Amendment No. 26 to the Registration Statement on April 28, 1995)

     (iv) Templeton Foreign Fund Class C Distribution Plan pursuant to Rule 12b-1 dated May 1, 1995
               (Previously filed with Post Effective Amendment No. 26 to the Registration Statement on April 28, 1995)

     (v)       Form of Class B Distribution Plan
               (Previously filed with Post Effective Amendmen No. 32 to the Registration Statement on December 29, 1998)

     (vi) Multiple Class Plan, Templeton Foreign Fund - Advisor Class (Previously filed with Post Effective Amendment No. 30 to the Registration Statement on December 24, 1997)

     (vii) Form of Class B Multiple Class Plan - Templeton Foreign Fund (Previously filed with Post Effective Amendment No. 32 to the Registration Statement on December 29, 1998)

     (viii) Form of Class B Multiple Class Plan - Templeton World Fund (Previously filed with Post Effective Amendment No. 32 to the Registration Statement on December 29, 1998)

(11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable:

     (i) Opinion and consent of counsel dated October 27, 1998 (Previously filed with Post Effective Amendment No. 31 to the Registration Statement on October 29, 1998)

(12) An opinion, and consent to their use, of counsel, or in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax mattes and consequences to shareholders discussed in the prospectus:

     (i) Tax Opinion relating to the Templeton Growth and Income Fund dated July 22, 1999

     (ii) Tax Opinion relating to the Templeton Global Infrastructure Fund dated July 29, 1999

(13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement:

     (i) Fund Administration Agreement between the Registrant and Franklin Templeton Services, Inc. dated June 1, 1997
               (Previously filed with Post Effective Amendment No. 30 to the Registration Statement on December 24, 1997)

     (ii) Amended and Restated Transfer Agent Agreement between the Registrant and Franklin/Templeton Investor Services Inc., dated July 1, 1996
               (Previously filed with Post Effective Amendment No. 30 to the Registration Statement on December 24, 1997)

     (iii) Sub-Transfer Agent Agreement between the Registrant, Templeton Funds Trust Company and The Shareholder Services Group, Inc. dated March 1, 1992
               (Previously filed with Post Effective Amendment No. 27 to the Registration Statement on December 29, 1995)

     (iv) Sub-Accounting Services Agreement between the Registrant, Templeton Funds Trust Company, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner and Smith Inc. dated May 1, 1991 (Previously filed with Post Effective Amendment No. 27 to the Registration Statement on December 29, 1995)

     (v) Sub-Transfer Agent Agreement between the Registrant on behalf of Templeton Foreign Fund and Fidelity Investments Institutional Operations Company dated July 1, 1993
               (Previously filed with Post Effective Amendment No. 27 to the Registration Statement on December 29, 1995)

     (vi)      Shareholder Services Agreement between Franklin/Templeton
               Investor  Services,   Inc.  and  Templeton  Franklin   Investment
               Services, Limited dated September 18, 1995
               (Previously filed with Post Effective Amendment No. 30 to the Registration Statement on December 24, 1997)

(14) Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1993 Act:

     (i) Consent of Independent Auditor for Templeton Funds, Inc. (Previously filed with Registration Statement on Form N-14 on May 4, 1999)

     (ii)      Consent of Independent Auditor for Templeton Global Investment
               Trust
               (Previously filed with Registration Statement on Form N-14 on May 4, 1999)

(15) All financial statements omitted pursuant to Item 14(a)(1):

                Not applicable

(16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the Registration Statement:

               Powers of Attorney dated December 11, 1998
               (Previously filed with Post Effective Amendment No. 32 to the Registration Statement on December 29, 1998)

Item 17.  Undertakings

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirement of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale, and the State of Florida, on the 3rd day of August 1999.

                                          TEMPLETON FUNDS, INC.
                                            (Registrant)

                                          By: /s/MARK G. HOLOWESKO
                                             -----------------------
                                               Mark G. Holowesko,
                                               President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE:                          TITLE:                           DATE:
-------------------------------------------------------------------------------

CHARLES B. JOHNSON*                Chairman of the Board        August 3, 1999
---------------------              and Vice President
Charles B. Johnson

JAMES R. BAIO*                     Principal Financial and      August 3, 1999
---------------------              Accounting Officer
James R. Baio


NICHOLAS F. BRADY*                 Director                     August 3, 1999
---------------------
Nicholas F. Brady


HARRIS J. ASHTON*                  Director                     August 3, 1999
---------------------
Harris J. Ashton


S. JOSEPH FORTUNATO*               Director                     August 3, 1999
---------------------
S. Joseph Fortunato


JOHN WM. GALBRAITH*                Director                     August 3, 1999
---------------------
John Wm. Galbraith


ANDREW H. HINES, JR.*              Director                     August 3, 1999
--------------------
Andrew H. Hines, Jr.


BETTY P. KRAHMER*                  Director                     August 3, 1999
---------------------
Betty P. Krahmer


GORDON S. MACKLIN *                Director                     August 3, 1999
---------------------
Gordon S. Macklin


FRED R. MILLSAPS*                  Director                     August 3, 1999
---------------------
Fred R. Millsaps


RUPERT H. JOHNSON, JR.             Director                     August 3, 1999
----------------------
Rupert H. Johnson, Jr.




*By /s/BARBARA J. GREEN
    --------------------
     Barbara J. Green
    (Attorney-in-Fact
     Pursuant to Powers of
     Attorney previously filed)





                                  EXHIBIT INDEX


EXHIBIT NO.                                DOCUMENT

(4)(i) Agreement and Plan of Reorganization for Templeton Global Infrastructure Fund dated June 1, 1999

(4)(ii) Agreement and Plan of Reorganization for Templeton Growth and Income Fund dated June 1, 1999

(12)(i) Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders for Templeton Global Infrastructure Fund dated July 22, 1999

(12)(ii) Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders for Templeton Growth and Income Fund dated July 29, 1999







Exhibit 4 (i)


                     AGREEMENT AND PLAN OF REORGANIZATION


     AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement and Plan"), made as of the 1st day of June, 1999, by and between Templeton Funds, Inc. (the "Company"), a corporation incorporated under the laws of the State of Maryland, with its principal place of business at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091, on behalf of its series, Templeton World Fund ("World Fund") and Templeton Global Investment Trust (the "Trust"), a business trust created under the laws of the State of Delaware, with its principal place of business at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091, on behalf of its series, Templeton Global Infrastructure Fund ("Global Fund").


                            PLAN OF REORGANIZATION


     The reorganization (hereinafter referred to as "Plan of Reorganization") will consist of (i) the acquisition by the Company, on behalf of the World Fund, of substantially all of the property, assets and goodwill of Global Fund solely in exchange for shares of common stock, par value $1.00 per share, of Templeton World Fund -- Class A ("World Fund Class A Shares") and shares of common stock, par value $1.00 per share, of Templeton World Fund -- Class C ("World Fund Class C Shares") (collectively, "World Fund Shares"), (ii) the distribution of (a) World Fund Class A Shares to the shareholders of Templeton Global Fund -- Class A ("Global Fund Class A Shares") and (b) World Fund Class C Shares to the shareholders of Templeton Global Fund -- Class C ("Global Fund Class C Shares"), according to their respective interests; and (iii) the subsequent dissolution of Global Fund as soon as practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement and Plan hereinafter set forth.


                                   AGREEMENT


     In order to consummate the Plan of Reorganization and in consideration of the promises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:


1.   SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF GLOBAL FUND.


     (a) Subject to the terms and conditions of this Agreement and Plan, and in reliance on the representations and warranties of the Company herein contained, and in consideration of the delivery by the Company of the number of its World Fund Class A Shares and World Fund Class C Shares hereinafter provided. The Trust, on behalf of Global Fund, agrees that it will convey, transfer and deliver to the Company at the Closing all of Global Fund's then-existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out this Agreement and Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on Global Fund's books as liability reserves;
(ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) pay such contingent liabilities as the Board of Trustees of the Trust shall reasonably deem to exist against Global Fund, if any, at the Closing Date, for which contingent and other appropriate liabilities reserves shall be established on Global Fund's books (hereinafter "Net Assets"). Global Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

     (b) Subject to the terms and conditions of this Agreement and Plan, and in reliance on the representations and warranties of the Trust herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Company agrees at the Closing to deliver to the Trust: (i) the number of World Fund Class A Shares, determined by dividing the net asset value per share of Global Fund Class A Shares by the net asset value per share of World Fund Class A Shares, and multiplying the result thereof by the number of outstanding Global Fund Class A Shares, as of 4:00 p.m. Eastern time on the Closing Date; and (ii) the number of World Fund Class C Shares, determined by dividing the net asset value per share of Global Fund Class C Shares by the net asset value per share of World Fund Class C Shares, and multiplying the result thereof by the number of outstanding Global Fund Class C Shares, as of 4:00 p.m. Eastern time on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.


     (c) Immediately following the Closing, Global Fund shall dissolve and distribute pro rata to its shareholders as of the close of business on the Closing Date, World Fund Shares received by Global Fund pursuant to this
Section 1. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of World Fund of the type and amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional World Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of Global Fund shall be entitled to surrender the same to the transfer agent for World Fund in exchange for the number of World Fund Shares into which the shares of the Global Fund theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for World Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of Global Fund shall be deemed for all World Fund's purposes to evidence ownership of the number of World Fund Shares into which the shares of beneficial interest of Global Fund (which prior to the Closing were represented thereby) have been converted.


2.   VALUATION.


     (a) The value of Global Fund's Net Assets to be acquired by World Fund hereunder shall be computed as of 4:00 p.m. Eastern time on the Closing Date using the valuation procedures set forth in Global Fund's currently effective prospectus.


     (b) The net asset value of a share of common stock of World Fund Class A Shares and World Fund Class C Shares shall be determined to the nearest full cent as of 4:00 p.m. Eastern time on the Closing Date using the valuation procedures set forth in World Fund's currently effective prospectus.


     (c) The net asset value of a share of beneficial interest of Global Fund Class A Shares and Global Fund Class C Shares shall be determined to the fourth decimal place as of 4:00 p.m. Eastern time on the Closing Date using the valuation procedures set forth in Global Fund's currently effective prospectus.


3.   CLOSING AND CLOSING DATE.


The Closing Date shall be July 15, 1999, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of the Company at 5:00 p.m. Eastern time on the Closing Date. The Trust shall have provided for delivery as of the Closing of those net assets of Global Fund to be transferred to World Fund's custodian, The Chase Manhattan Bank, Metro Tech Center, Brooklyn, New York 11245. Also, the Trust shall deliver at the Closing a list of names and addresses of the shareholders of record of Global Fund Class A Shares and Global Fund Class C Shares and the number of shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 4:00 p.m. Eastern time on the Closing Date, certified by its transfer agent or by its President to the best of its or his or her knowledge and belief. The Company shall issue and deliver a certificate or certificates evidencing the shares of common stock of World Fund to be delivered to said transfer agent registered in such manner as the Trust may request, or provide evidence satisfactory to the Trust that such World Fund Shares have been registered in an account on the books of World Fund in such manner as the Trust may request.


4.   REPRESENTATIONS AND WARRANTIES BY THE TRUST.


     The Trust represents and warrants to the Company that:

     (a) The Trust is a business trust created under the laws of the State of Delaware on December 21, 1993, and is validly existing and in good standing under the laws of that state. The Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and all of Global Fund's shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

     (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, fully transferable, and has full voting rights and currently issues shares of five (5) series, including Global Fund. The Trust is authorized to issue an unlimited number of shares of beneficial interest of each series.

     (c) The financial statements appearing in Global Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1999, audited by McGladrey & Pullen, L.L.P., copies of which have been delivered to the Company, fairly present the financial position of Global Fund as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The books and records of Global Fund made available to World Fund and/or its counsel accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Global Fund.

     (e) The Trust has the necessary power and authority to conduct Global Fund's business as such business is now being conducted.

     (f) The Trust is not a party to or obligated under any provision of its Trust Instrument, its By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by the Trust's execution of or performance under this Agreement and Plan.

     (g) The Trust has elected to treat Global Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and Global Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date.

5.   REPRESENTATIONS AND WARRANTIES BY THE COMPANY.

     The Company, represents and warrants to the Trust that:

     (a) The Company is a corporation incorporated under the laws of the State of Maryland on August 15, 1977, and is validly existing and in good standing under the laws of that state. The Company is duly registered under the 1940 Act as an open-end, management investment company and all of its shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

     (b) The Company is authorized to issue 3,700,000 shares of common stock, par value, $1.00 per share, each outstanding share of which is fully paid, non-assessable, fully transferable, and has full voting rights and currently issues shares of two (2) series including World Fund. The World Fund Shares to be issued pursuant to this Agreement and Plan will all be fully paid non-assessable, freely transferable and have full voting rights.

     (c) At the Closing, World Fund Shares will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of Global Fund are presently eligible for offering to the public, and there are a sufficient number of World Fund Shares registered under the 1933 Act to permit the transfers contemplated by this Agreement and Plan to be consummated.

     (d) The financial statements appearing in World Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1998, audited by McGladrey & Pullen, L.L.P., copies of which have been delivered to Global Fund, fairly present the financial position of World Fund as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (e) The Company has the necessary power and authority to conduct World Fund's business as such business is now being conducted.

     (f) The Company is not a party to or obligated under any provision of its Articles of Incorporation, as amended, its By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by the Company's execution of or performance under this Agreement and Plan.

     (g) The Company has elected to treat World Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, and World Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date.

6.   REPRESENTATIONS AND WARRANTIES BY THE TRUST AND THE COMPANY.

     The Trust and the Company each represents and warrants to the other that:

     (a) The statement of assets and liabilities to be furnished by it as of 4:00 p.m. Eastern time on the Closing Date for the purpose of determining the number of World Fund Shares to be issued pursuant to Section 1 of this Agreement and Plan will accurately reflect each funds' Net Assets, and outstanding shares of common stock, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in "6(a)" above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (c) Except as disclosed in its currently effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it.

     (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

     (e) The execution, delivery, and performance of this Agreement and Plan have been duly authorized by all necessary action of its Board of Trustees and Board of Directors, as applicable, and this Agreement and Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

     (f) It anticipates that consummation of this Agreement and Plan will not cause Global Fund, in the case of the Trust, and World Fund, in the case of the Company, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation purposes as a RIC at the end of its fiscal year.

     (g) It has the necessary power and authority to conduct the business of its fund as such business is now being conducted.

7.   COVENANTS OF THE TRUST AND THE COMPANY.

     (a) The Trust, on behalf of Global Fund, and the Company, on behalf of World Fund, each covenant to operate their respective businesses as presently conducted between the date hereof and the Closing.

     (b) The Company undertakes that it will not acquire Global Fund shares for the purpose of making distributions thereof to anyone other than Global Fund's shareholders.

     (c) The Trust undertakes that, if this Agreement and Plan is consummated, it will dissolve Global Fund and rescind the establishment of Global Fund as a series of the Trust.

     (d) The Trust and the Company each agree that, by the Closing, all of their federal and other tax returns and reports required by law to be filed by the Trust, on behalf of Global Fund, and/or by the Company, on behalf of World Fund, on or before such date shall have been filed, and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

     (e) At the Closing, the Trust will provide World Fund with a copy of the shareholder ledger accounts of Global Fund, certified by its transfer agent or its President to the best of its or his or her knowledge and belief, for all the shareholders of record of Global Fund's shares as of 4:00 p.m. Eastern time on the Closing Date who are to become shareholders of World Fund as a result of the transfer of assets that is the subject of this Agreement and Plan.

     (f) The Trust agrees to mail to each shareholder of record entitled to vote at the meeting of Global Fund's shareholders at which action on this Agreement and Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Joint Prospectus and Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

     (g) The Company will file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to the World Fund Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time it becomes effective, the Registration Statement will: (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of Global Fund's shareholders' meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8.   CONDITIONS PRECEDENT TO BE FULFILLED BY THE TRUST AND THE COMPANY.

     The obligations of the Trust and the Company to effectuate this Agreement and Plan hereunder shall be subject to the following respective conditions:

     (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Agreement and Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

     (b) That each party shall have delivered to the other party a copy of the resolutions approving this Agreement and Plan adopted by its Board of Trustees or Board of Directors, as applicable, certified by its Secretary or equivalent officer.

     (c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin the consummation of the Plan of Reorganization under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

     (d) That this Agreement and Plan and the Plan of Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Global Fund at an annual or special meeting or any adjournment thereof.

     (e) That each party shall have declared a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its net investment income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed net investment income and net realized capital gains from any period to the extent not otherwise declared for distribution.

     (f) That there shall be delivered to the Trust and the Company an opinion from Messrs. Stradley Ronon Stevens & Young, LLP, counsel to the Trust and the Company, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and Plan and based upon certificates of the officers of the Trust and the Company with regard to matters of fact:

        (1) The acquisition by World Fund of substantially all the assets of Global Fund as provided for herein in exchange for World Fund Shares will qualify as a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and Global Fund and World Fund will each be a party to the respective reorganization within the meaning of Section 368(b) of the Code;

        (2) No gain or loss will be recognized by Global Fund upon the transfer of substantially all of its assets to World Fund in exchange solely for voting shares of World Fund (Code Sections 361(a) and 357(a)). No opinion, however, will be expressed as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to Section 1276 of the Code;

        (3) No gain or loss will be recognized by World Fund upon the receipt of substantially all of the assets of Global Fund in exchange solely for voting shares of World Fund (Code Section 1032(a));

        (4) The basis of the assets of Global Fund received by World Fund will be the same as the basis of such assets to Global Fund immediately prior to the exchange (Code Section 362(b));

        (5) The holding period of the assets of World Fund received by Global Fund will include the period during which such assets were held by Global Fund (Code Section 1223(2));

        (6) No gain or loss will be recognized to the shareholders of Global Fund upon the exchange of their shares in Global Fund for voting shares of World Fund (Code Section 354(a));

        (7) The basis of the World Fund Shares received by Global Fund's shareholders shall be the same as the basis of the shares of Global Fund exchanged therefor (Code Section 358(a)(1));

        (8) The holding period of World Fund shares received by Global Fund's shareholders (including fractional shares to which they may be entitled) will include the holding period of Global Fund's shares surrendered in exchange therefor, provided that Global Fund's shares were held as a capital asset on the date of the exchange (Code Section 1223(1)); and

        (9) World Fund will succeed to and take into account as of the date of the proposed transfer (as defined in Section 1.381(b)-1(b) of the Income Tax Regulations) the items of Global Fund described in Section 381(c) of the Code (as defined in Section 1.381(b)-1(b) of the Income Tax Regulations), subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

     (g) The Company shall have received an opinion in form and substance satisfactory to it from Messrs. Stradley Ronon Stevens & Young, LLP, counsel to the Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

        (1) The Trust was organized as a business trust under the laws of the State of Delaware on December 21, 1993, and is validly existing and in good standing under the laws of that state;

        (2) The Trust is authorized to issue an unlimited number of shares of beneficial interest of Global Fund, $0.01 par value per share. Assuming that the initial shares of beneficial interest were issued in accordance with the 1940 Act, and the Trust Instrument and By-laws of the Trust, and that all other outstanding shares of Global Fund were sold, issued and paid for in accordance with the terms of Global Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, fully transferable and has full voting rights;

        (3) The Trust is an open-end management investment company of the type registered as such under the 1940 Act;

        (4) Except as disclosed in Global Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Global Fund, the unfavorable outcome of which would materially and adversely affect the Trust or Global Fund;

        (5) All actions required to be taken by the Trust to authorize this Agreement and Plan and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary action on the part of the Trust; and

        (6) Neither the execution, delivery, nor performance of this Agreement and Plan by the Trust violates any provision of its Trust Instrument or By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Trust is a party or by which Global Fund is otherwise bound; this Agreement and Plan is the legal, valid and binding obligation of the Trust and is enforceable against the Trust and/or Global Fund in accordance with its terms.

     In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Trust and Global Fund.

     (h) That the Trust shall have received an opinion in form and substance satisfactory to it from Messrs. Stradley Ronon Stevens & Young, LLP, counsel to the Company, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

        (1) The Company was incorporated as a corporation under the laws of the State of Maryland on August 15, 1977, and is validly existing and in good standing under the laws of that state;

        (2) The Company is authorized to issue 3,700,000 shares of common stock of its series, World Fund, $1.00 par value per share. Assuming that the initial shares of World Fund were issued in accordance with the 1940 Act, and the Articles of Incorporation and By-laws of the Company, and that all other outstanding shares of World Fund were sold, issued and paid for in accordance with the terms of World Fund's prospectus in effect at the time of such sales, each such outstanding share of World Fund is fully paid, non-assessable, freely transferable and has full voting rights;

        (3) The Company is an open-end management, diversified investment company of the type registered as such under the 1940 Act;

        (4) Except as disclosed in World Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Company, the unfavorable outcome of which would materially and adversely affect the Company or World Fund;

        (5) World Fund Shares to be issued pursuant to the terms of this Agreement and Plan have been duly authorized and, when issued and delivered as provided in this Agreement and Plan, will have been validly issued and fully paid and will be non-assessable by World Fund;

        (6) All corporate actions required to be taken by the Company to authorize this Agreement and Plan and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary corporate action on the part of the Company;

        (7) Neither the execution, delivery, nor performance of this Agreement and Plan by the Company violates any provision of its Articles of Incorporation, its By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Company is a party or by which the Company, on behalf of World Fund, is otherwise bound; this Agreement and Plan is the legal, valid and binding obligation of the Company and World Fund and is enforceable against the Company and/or World Fund in accordance with its terms; and

        (8) The registration statement of which the prospectus, dated January 1, 1999, of World Fund is a part (the "Prospectus") is, at the time of the signing of this Agreement and Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to such counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Agreement and Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

     In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Company with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Company and World Fund.

     (i) That the Trust shall have received a certificate from the President and Secretary of the Company to the effect that the statements contained in World Fund's Prospectus, at the time the Prospectus became effective, at the date of the signing of this Agreement and Plan, and at the Closing, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     (j) That the Company's Registration Statement with respect to the World Fund Shares to be delivered to the Global Fund's shareholders in accordance with this Agreement and Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (k) That the World Fund Shares to be delivered hereunder shall be eligible for sale by World Fund with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Global Fund shareholder.

     (l) That, at the Closing, the Trust, on behalf of Global Fund, transfers to the Company, on behalf of World Fund, aggregate Net Assets of Global Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Global Fund on the Closing Date.

9.   BROKERAGE FEES AND EXPENSES.

     (a) The Trust and the Company each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

     (b) The expenses of entering into and carrying out the provisions of this Agreement and Plan shall be borne one-quarter by Global Fund, one-quarter by World Fund, one-quarter by Templeton Global Advisors Limited, and one-quarter by Templeton Investment Counsel, Inc.

10.  TERMINATION; POSTPONEMENT; WAIVER; ORDER.

     (a) Anything contained in this Agreement and Plan to the contrary notwithstanding, this Agreement and Plan may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Global Fund) prior to the Closing or the Closing may be postponed as follows:

        (1)  by mutual consent of the Trust and the Company;

        (2)  by the Trust if any condition of its obligations set forth in
Section 8 of this Agreement has not been fulfilled or waived; or

        (3)  by the Company if any condition of its obligations set forth in
Section 8 of this Agreement has not been fulfilled or waived.

     An election by the Trust, on behalf of Global Fund, or the Company, on behalf of World Fund, to terminate this Agreement and Plan and to abandon the Plan of Reorganization shall be exercised, respectively, by the Board of Trustees of the Trust or the Board of Directors of the Company.

     (b) If the transactions contemplated by this Agreement and Plan have not been consummated by December 31, 1999, the Agreement and Plan shall automatically terminate on that date, unless a later date is agreed to by both the Trust and the Company.

     (c) In the event of termination of this Agreement and Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither the Trust nor the Company, nor their trustees or directors, officers, agents or shareholders shall have any liability in respect of this Agreement and Plan.

     (d) At any time prior to the Closing, any of the terms or conditions of this Agreement and Plan may be waived by the party who is entitled to the benefit thereof by action taken by that party's Board of Trustees or Board of Directors, as applicable, if, in the judgment of such Board, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement and Plan to its shareholders, on behalf of whom such action is taken.

     (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan of Reorganization, and neither the Trust nor the Company, nor any of their officers, trustees or directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, trustee or director, agent or shareholder of the Trust or the Company against any liability to the entity for which that officer, trustee or director, agent or shareholder so acts or to its shareholders to which that officer, trustee or director, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

     (f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Agreement and Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust or Board of Directors of the Company to be acceptable, such terms and conditions shall be binding as if a part of this Agreement and Plan without further vote or approval of the shareholders of Global Fund, unless such terms and conditions shall result in a change in the method of computing the number of World Fund Shares to be issued to Global Fund shareholders in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Global Fund prior to the meeting at which the transactions contemplated by this Agreement and Plan shall have been approved, this Agreement and Plan shall not be consummated and shall terminate unless Global Fund shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.  ENTIRE AGREEMENT AND AMENDMENTS.

     This Agreement and Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement and Plan may be amended only by mutual consent of the parties in writing. Neither this Agreement and Plan nor any interest herein may be assigned without the prior written consent of the other party.

12.  COUNTERPARTS.

     This Agreement and Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.  NOTICES.

     Any notice, report, or demand required or permitted by any provision of this Agreement and Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Templeton Global Investment Trust at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091, Attention: Secretary, or Templeton Funds, Inc., at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091, Attention:
Secretary, as the case may be.

14.  GOVERNING LAW.

     This Agreement and Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

     IN WITNESS WHEREOF, Templeton Global Investment Trust, on behalf of Templeton Global Infrastructure Fund, and Templeton Funds, Inc., on behalf of Templeton World Fund, have each caused this Agreement and Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.


                                  TEMPLETON GLOBAL INVESTMENT
                                  TRUST, on behalf of TEMPLETON
                                  GLOBAL INFRASTRUCTURE FUND


Attest:


/s/ BARBARA J. GREEN              BY: /S/ DEBORAH R. GATZEK
------------------------              ------------------------
Barbara J. Green                      Deborah R. Gatzek
Secretary                             Vice President


                                  TEMPLETON FUNDS, INC., on behalf of
                                  TEMPLETON WORLD FUND


Attest:


/s/ BARBARA J. GREEN              BY: /S/ DEBORAH R. GATZEK
------------------------              ------------------------
Barbara J. Green                      Deborah R. Gatzek
Secretary                             Vice President




Exhibit 4 (ii)


                      AGREEMENT AND PLAN OF REORGANIZATION


     AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement and Plan"), made as of the 1st day of June, 1999, by and between Templeton Funds, Inc. (the "Company"), a corporation incorporated under the laws of the State of Maryland, with its principal place of business at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091, on behalf of its series, Templeton World Fund ("World Fund") and Templeton Global Investment Trust (the "Trust"), a business trust created under the laws of the State of Delaware, with its principal place of business at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091, on behalf of its series, Templeton Growth and Income Fund ("Growth and Income Fund").


                            PLAN OF REORGANIZATION


     The reorganization (hereinafter referred to as "Plan of Reorganization") will consist of (i) the acquisition by the Company, on behalf of the World Fund, of substantially all of the property, assets and goodwill of Growth and Income Fund solely in exchange for shares of common stock, par value $1.00 per share, of Templeton World Fund - Class A ("World Fund Class A Shares") and shares of common stock, par value $1.00 per share, of Templeton World Fund - Class C ("World Fund Class C Shares") (collectively, "World Fund Shares"); (ii) the distribution of (a) World Fund Class A Shares to the shareholders of Templeton Growth and Income Fund - Class A ("Growth and Income Fund Class A Shares") and (b) World Fund Class C Shares to the shareholders of Templeton Growth and Income Fund - Class C ("Growth and Income Fund Class C Shares"), according to their respective interests; and (iii) the subsequent dissolution of Growth and Income Fund as soon as practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement and Plan hereinafter set forth.

                                   AGREEMENT

     In order to consummate the Plan of Reorganization and in consideration of the promises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1. SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF GROWTH AND INCOME FUND.

     (a) Subject to the terms and conditions of this Agreement and Plan, and in reliance on the representations and warranties of the Company herein contained, and in consideration of the delivery by the Company of the number of its World Fund Class A Shares and World Fund Class C Shares hereinafter provided, the Trust, on behalf of Growth and Income Fund, agrees that it will convey, transfer and deliver to the Company at the Closing all of Growth and Income Fund's then-existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits or cash equivalent securities in an estimated amount necessary to:
(i) pay the costs and expenses of carrying out this Agreement and Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on Growth and Income Fund's books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) pay such contingent liabilities as the Board of Trustees of the Trust shall reasonably deem to exist against Growth and Income Fund, if any, at the Closing Date, for which contingent and other appropriate liabilities reserves shall be established on Growth and Income Fund's books (hereinafter "Net Assets"). Growth and Income Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

     (b) Subject to the terms and conditions of this Agreement and Plan, and in reliance on the representations and warranties of the Trust herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Company agrees at the Closing to deliver to the Trust: (i) the number of World Fund Class A Shares, determined by dividing the net asset value per share of Growth and Income Fund Class A Shares by the net asset value per share of World Fund Class A Shares, and multiplying the result thereof by the number of outstanding Growth and Income Fund Class A Shares, as of 4:00 p.m. Eastern time on the Closing Date; and (ii) the number of World Fund Class C Shares, determined by dividing the net asset value per share of Growth and Income Fund Class C Shares by the net asset value per share of World Fund Class C Shares, and multiplying the result thereof by the number of outstanding Growth and Income Fund Class C Shares, as of 4:00 p.m. Eastern time on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

     (c) Immediately following the Closing, Growth and Income Fund shall dissolve and distribute pro rata to its shareholders as of the close of business on the Closing Date, World Fund Shares received by Growth and Income Fund pursuant to this Section 1. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of World Fund of the type and amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional World Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of Growth and Income Fund shall be entitled to surrender the same to the transfer agent for World Fund in exchange for the number of World Fund Shares into which the shares of the Growth and Income Fund theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for World Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of Growth and Income Fund shall be deemed for all World Fund's purposes to evidence ownership of the number of World Fund Shares into which the shares of beneficial interest of Growth and Income Fund (which prior to the Closing were represented thereby) have been converted.

2.  VALUATION.

     (a) The value of Growth and Income Fund's Net Assets to be acquired by World Fund hereunder shall be computed as of 4:00 p.m. Eastern time on the Closing Date using the valuation procedures set forth in Growth and Income Fund's currently effective prospectus.

     (b) The net asset value of a share of common stock of World Fund Class A Shares and World Fund Class C Shares shall be determined to the nearest full cent as of 4:00 p.m. Eastern time on the Closing Date using the valuation procedures set forth in World Fund's currently effective prospectus.

     (c) The net asset value of a share of beneficial interest of Growth and Income Fund Class A Shares and Growth and Income Fund Class C Shares shall be determined to the fourth decimal place as of 4:00 p.m. Eastern time on the Closing Date using the valuation procedures set forth in Growth and Income Fund's currently effective prospectus.

3.  CLOSING AND CLOSING DATE.

     The Closing Date shall be July 29, 1999, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of the Company at 5:00 p.m. Eastern time on the Closing Date. The Trust shall have provided for delivery as of the Closing of those net assets of Growth and Income Fund to be transferred to World Fund's custodian, The Chase Manhattan Bank, Metro Tech Center, Brooklyn, New York 11245. Also, the Trust shall deliver at the Closing a list of names and addresses of the shareholders of record of Growth and Income Fund Class A Shares and Growth and Income Fund Class C Shares and the number of shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 4:00 p.m. Eastern time on the Closing Date, certified by its transfer agent or by its President to the best of its or his or her knowledge and belief. The Company shall issue and deliver a certificate or certificates evidencing the shares of common stock of World Fund to be delivered to said transfer agent registered in such manner as the Trust may request, or provide evidence satisfactory to the Trust that such World Fund Shares have been registered in an account on the books of World Fund in such manner as the Trust may request.

4.  REPRESENTATIONS AND WARRANTIES BY THE TRUST.

     The Trust represents and warrants to the Company that:

     (a) The Trust is a business trust created under the laws of the State of Delaware on December 21, 1993, and is validly existing and in good standing under the laws of that state. The Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and all of Growth and Income Fund's shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

     (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value, $0.01 per share, each outstanding share of which is fully paid, non-assessable, fully transferable, and has full voting rights and currently issues shares of five (5) series, including Growth and Income Fund. The Trust is authorized to issue an unlimited number of shares of beneficial interest of each series.

     (c) The financial statements appearing in Growth and Income Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1999, audited by McGladrey & Pullen, L.L.P., copies of which have been delivered to the Company, fairly present the financial position of Growth and Income Fund as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The books and records of Growth and Income Fund made available to World Fund and/or its counsel accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Growth and Income Fund.

     (e) The Trust has the necessary power and authority to conduct Growth and Income Fund's business as such business is now being conducted.

     (f) The Trust is not a party to or obligated under any provision of its Trust Instrument, its By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by the Trust's execution of or performance under this Agreement and Plan.

     (g) The Trust has elected to treat Growth and Income Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and Growth and Income Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date.

5.  REPRESENTATIONS AND WARRANTIES BY THE COMPANY.

     The Company, represents and warrants to the Trust that:

     (a) The Company is a corporation incorporated under the laws of the State of Maryland on August 15, 1977, and is validly existing and in good standing under the laws of that state. The Company is duly registered under the 1940 Act as an open-end, management investment company and all of its shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

     (b) The Company is authorized to issue 3,700,000 shares of common stock, par value, $1.00 per share, each outstanding share of which is fully paid, non-assessable, fully transferable, and has full voting rights and currently issues shares of two (2) series including World Fund. The World Fund Shares to be issued pursuant to this Agreement and Plan will all be fully paid, non-assessable, freely transferable and have full voting rights.

     (c) At the Closing, World Fund Shares will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of Growth and Income Fund are presently eligible for offering to the public, and there are a sufficient number of World Fund Shares registered under the 1933 Act to permit the transfers contemplated by this Agreement and Plan to be consummated.

     (d) The financial statements appearing in World Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1998, audited by McGladrey & Pullen, L.L.P., copies of which have been delivered to Growth and Income Fund, fairly present the financial position of World Fund as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (e) The Company has the necessary power and authority to conduct World Fund's business as such business is now being conducted.

     (f) The Company is not a party to or obligated under any provision of its Articles of Incorporation, as amended, its By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by the Company's execution of or performance under this Agreement and Plan.

     (g) The Company has elected to treat World Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, and World Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date.

6.  REPRESENTATIONS AND WARRANTIES BY THE TRUST AND THE COMPANY.

     The Trust and the Company each represents and warrants to the other that:

     (a) The statement of assets and liabilities to be furnished by it as of 4:00 p.m. Eastern time on the Closing Date for the purpose of determining the number of World Fund Shares to be issued pursuant to Section 1 of this Agreement and Plan will accurately reflect each funds' Net Assets, and outstanding shares of common stock, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in "6(a)" above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (c) Except as disclosed in its currently effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it.

     (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

     (e) The execution, delivery, and performance of this Agreement and Plan have been duly authorized by all necessary action of its Board of Trustees or Board of Directors, as applicable, and this Agreement and Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

     (f) It anticipates that consummation of this Agreement and Plan will not cause Growth and Income Fund, in the case of the Trust, and World Fund, in the case of the Company, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation purposes as a RIC at the end of its fiscal year.

     (g) It has the necessary power and authority to conduct the business of its fund as such business is now being conducted.

7.  COVENANTS OF THE TRUST AND THE COMPANY.

     (a) The Trust, on behalf of Growth and Income Fund, and the Company, on behalf of World Fund, each covenant to operate their respective businesses as presently conducted between the date hereof and the Closing.

     (b) The Company undertakes that it will not acquire Growth and Income Fund shares for the purpose of making distributions thereof to anyone other than Growth and Income Fund's shareholders.

     (c) The Trust undertakes that, if this Agreement and Plan is consummated, it will dissolve Growth and Income Fund and rescind the establishment of Growth and Income Fund as a series of the Trust.

     (d) The Trust and the Company each agree that, by the Closing, all of their federal and other tax returns and reports required by law to be filed by the Trust, on behalf of Growth and Income Fund, and/or by the Company, on behalf of World Fund, on or before such date shall have been filed, and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

     (e) At the Closing, the Trust will provide World Fund with a copy of the shareholder ledger accounts of Growth and Income Fund, certified by its transfer agent or its President to the best of its or his or her knowledge and belief, for all the shareholders of record of Growth and Income Fund's shares as of 4:00 p.m. Eastern time on the Closing Date who are to become shareholders of World Fund as a result of the transfer of assets that is the subject of this Agreement and Plan.

     (f) The Trust agrees to mail to each shareholder of record entitled to vote at the meeting of Growth and Income Fund's shareholders at which action on this Agreement and Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Joint Prospectus and Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

     (g) The Company will file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to the World Fund Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time it becomes effective, the Registration Statement will: (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of Growth and Income Fund's shareholders' meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8.  CONDITIONS PRECEDENT TO BE FULFILLED BY THE TRUST AND THE COMPANY.

     The obligations of the Trust and the Company to effectuate this Agreement and Plan hereunder shall be subject to the following respective conditions:

     (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Agreement and Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

     (b) That each party shall have delivered to the other party a copy of the resolutions approving this Agreement and Plan adopted by its Board of Trustees or Board of Directors, as applicable, certified by its Secretary or equivalent officer.

     (c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin the consummation of the Plan of Reorganization under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

     (d) That this Agreement and Plan and the Plan of Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Growth and Income Fund at an annual or special meeting or any adjournment thereof.

     (e) That each party shall have declared a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its net investment income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed net investment income and net realized capital gains from any period to the extent not otherwise declared for distribution.

     (f) That there shall be delivered to the Trust and the Company an opinion from Messrs. Stradley Ronon Stevens & Young, LLP, counsel to the Trust and the Company, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and Plan and based upon certificates of the officers of the Trust and the Company with regard to matters of fact:

        (1) The acquisition by World Fund of substantially all the assets of Growth and Income Fund as provided for herein in exchange for World Fund Shares will qualify as a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and Growth and Income Fund and World Fund will each be a party to the respective reorganization within the meaning of Section 368(b) of the Code;

        (2) No gain or loss will be recognized by Growth and Income Fund upon the transfer of substantially all of its assets to World Fund in exchange solely for voting shares of World Fund (Code Sections 361(a) and 357(a)). No opinion, however, will be expressed as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to Section 1276 of the Code;

        (3) No gain or loss will be recognized by World Fund upon the receipt of substantially all of the assets of Growth and Income Fund in exchange solely for voting shares of World Fund (Code Section 1032(a));

        (4) The basis of the assets of Growth and Income Fund received by World Fund will be the same as the basis of such assets to Growth and Income Fund immediately prior to the exchange (Code Section 362(b));

        (5) The holding period of the assets of World Fund received by Growth and Income Fund will include the period during which such assets were held by Growth and Income Fund (Code Section 1223(2));

        (6) No gain or loss will be recognized to the shareholders of Growth and Income Fund upon the exchange of their shares in Growth and Income Fund for voting shares of World Fund (Code Section 354(a));

        (7) The basis of the World Fund Shares received by Growth and Income Fund's shareholders shall be the same as the basis of the shares of Growth and Income Fund exchanged therefor (Code Section 358(a)(1));

        (8) The holding period of World Fund shares received by Growth and Income Fund's shareholders (including fractional shares to which they may be entitled) will include the holding period of Growth and Income Fund's shares surrendered in exchange therefor, provided that Growth and Income Fund's shares were held as a capital asset on the date of the exchange (Code Section 1223(1)); and

        (9) World Fund will succeed to and take into account as of the date of the proposed transfer (as defined in Section 1.381(b)-1(b) of the Income Tax Regulations) the items of Growth and Income Fund described in Section 381(c) of the Code (as defined in Section 1.381(b)-1(b) of the Income Tax Regulations), subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

     (g) The Company shall have received an opinion in form and substance satisfactory to it from Messrs. Stradley Ronon Stevens & Young, LLP, counsel to the Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

        (1) The Trust was organized as a business trust under the laws of the State of Delaware on December 21, 1993, and is validly existing and in good standing under the laws of that state;

        (2) The Trust is authorized to issue an unlimited number of shares of beneficial interest of Growth and Income Fund, $0.01 par value per share. Assuming that the initial shares of beneficial interest were issued in accordance with the 1940 Act, and the Trust Instrument and By-laws of the Trust, and that all other outstanding shares of Growth and Income Fund were sold, issued and paid for in accordance with the terms of Growth and Income Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, fully transferable and has full voting rights;

        (3) The Trust is an open-end management investment company of the type registered as such under the 1940 Act;

        (4) Except as disclosed in Growth and Income Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Growth and Income Fund, the unfavorable outcome of which would materially and adversely affect the Trust or Growth and Income Fund;

        (5) All actions required to be taken by the Trust to authorize this Agreement and Plan and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary action on the part of the Trust; and

        (6) Neither the execution, delivery, nor performance of this Agreement and Plan by the Trust violates any provision of its Trust Instrument or By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Trust is a party or by which Growth and Income Fund is otherwise bound; this Agreement and Plan is the legal, valid and binding obligation of the Trust and is enforceable against the Trust and/or Growth and Income Fund in accordance with its terms.

     In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Trust and Growth and Income Fund.

     (h) That the Trust shall have received an opinion in form and substance satisfactory to it from Messrs. Stradley Ronon Stevens & Young, LLP, counsel to the Company, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

        (1) The Company was incorporated as a corporation under the laws of the State of Maryland on August 15, 1977, and is validly existing and in good standing under the laws of that state;

        (2) The Company is authorized to issue 3,700,000 shares of common stock of its series, World Fund, $1.00 par value per share. Assuming that the initial shares of World Fund were issued in accordance with the 1940 Act, and the Articles of Incorporation and By-laws of the Company, and that all other outstanding shares of World Fund were sold, issued and paid for in accordance with the terms of World Fund's prospectus in effect at the time of such sales, each such outstanding share of World Fund is fully paid, non-assessable, freely transferable and has full voting rights;

        (3) The Company is an open-end management, diversified investment company of the type registered as such under the 1940 Act;

        (4) Except as disclosed in World Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Company, the unfavorable outcome of which would materially and adversely affect the Company or World Fund;

        (5) World Fund Shares to be issued pursuant to the terms of this Agreement and Plan have been duly authorized and, when issued and delivered as provided in this Agreement and Plan, will have been validly issued and fully paid and will be non-assessable by World Fund;

        (6) All corporate actions required to be taken by the Company to authorize this Agreement and Plan and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary corporate action on the part of the Company;

        (7) Neither the execution, delivery, nor performance of this Agreement and Plan by the Company violates any provision of its Articles of Incorporation, its By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Company is a party or by which the Company, on behalf of World Fund, is otherwise bound; this Agreement and Plan is the legal, valid and binding obligation of the Company and World Fund and is enforceable against the Company and/or World Fund in accordance with its terms; and

        (8) The registration statement of which the prospectus, dated January 1, 1999, of World Fund is a part (the "Prospectus") is, at the time of the signing of this Agreement and Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to such counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Agreement and Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

     In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Company with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Company and World Fund.

     (i) That the Trust shall have received a certificate from the President and Secretary of the Company to the effect that the statements contained in World Fund's Prospectus, at the time the Prospectus became effective, at the date of the signing of this Agreement and Plan, and at the Closing, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     (j) That the Company's Registration Statement with respect to the World Fund Shares to be delivered to the Growth and Income Fund's shareholders in accordance with this Agreement and Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (k) That the World Fund Shares to be delivered hereunder shall be eligible for sale by World Fund with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Growth and Income Fund shareholder.

     (l) That, at the Closing, the Trust, on behalf of Growth and Income Fund, transfers to the Company, on behalf of World Fund, aggregate Net Assets of Growth and Income Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Growth and Income Fund on the Closing Date.

9.  BROKERAGE FEES AND EXPENSES.

     (a) The Trust and the Company each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

     (b) The expenses of entering into and carrying out the provisions of this Agreement and Plan shall be borne one-quarter by Growth and Income Fund, one-quarter by World Fund, and one-half by Templeton Global Advisors Limited.

10.  TERMINATION; POSTPONEMENT; WAIVER; ORDER.

     (a) Anything contained in this Agreement and Plan to the contrary notwithstanding, this Agreement and Plan may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Growth and Income Fund) prior to the Closing or the Closing may be postponed as follows:

        (1)  by mutual consent of the Trust and the Company;

        (2)  by the Trust if any condition of its obligations set forth in
Section 8 of this Agreement has not been fulfilled or waived; or

        (3)  by the Company if any condition of its obligations set forth in
Section 8 of this Agreement has not been fulfilled or waived.

     An election by the Trust, on behalf of Growth and Income Fund, or the Company, on behalf of World Fund, to terminate this Agreement and Plan and to abandon the Plan of Reorganization shall be exercised, respectively, by the Board of Trustees of the Trust or the Board of Directors of the Company.

     (b) If the transactions contemplated by this Agreement and Plan have not been consummated by December 31, 1999, the Agreement and Plan shall automatically terminate on that date, unless a later date is agreed to by both the Trust and the Company.

     (c) In the event of termination of this Agreement and Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither the Trust nor the Company, nor their trustees or directors, officers, agents or shareholders shall have any liability in respect of this Agreement and Plan.

     (d) At any time prior to the Closing, any of the terms or conditions of this Agreement and Plan may be waived by the party who is entitled to the benefit thereof by action taken by that party's Board of Trustees or Board of Directors, as applicable, if, in the judgment of such Board, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement and Plan to its shareholders, on behalf of whom such action is taken.

     (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan of Reorganization, and neither the Trust nor the Company, nor any of their officers, trustees or directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, trustee or director, agent or shareholder of the Trust or the Company against any liability to the entity for which that officer, trustee or director, agent or shareholder so acts or to its shareholders to which that officer, trustee or director, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

     (f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Agreement and Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust or Board of Directors of the Company to be acceptable, such terms and conditions shall be binding as if a part of this Agreement and Plan without further vote or approval of the shareholders of Growth and Income Fund, unless such terms and conditions shall result in a change in the method of computing the number of World Fund Shares to be issued to Growth and Income Fund shareholders in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Growth and Income Fund prior to the meeting at which the transactions contemplated by this Agreement and Plan shall have been approved, this Agreement and Plan shall not be consummated and shall terminate unless Growth and Income Fund shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.  ENTIRE AGREEMENT AND AMENDMENTS.

     This Agreement and Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement and Plan may be amended only by mutual consent of the parties in writing. Neither this Agreement and Plan nor any interest herein may be assigned without the prior written consent of the other party.

12.  COUNTERPARTS.

     This Agreement and Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.  NOTICES.

     Any notice, report, or demand required or permitted by any provision of this Agreement and Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Templeton Global Investment Trust at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091, Attention: Secretary, or Templeton Funds, Inc., 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091, Attention: Secretary, as the case may be.

14.  GOVERNING LAW.

     This Agreement and Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

     IN WITNESS WHEREOF, Templeton Global Investment Trust, on behalf of Templeton Growth and Income Fund, and Templeton Funds, Inc., on behalf of Templeton World Fund, have each caused this Agreement and Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.


                                        TEMPLETON GLOBAL INVESTMENT TRUST, on
                                        behalf of TEMPLETON
                                        GROWTH AND INCOME FUND


Attest:


/s/ BARBARA J. GREEN                   By: /s/ DEBORAH R. GATZEK
--------------------                       ---------------------
Barbara J. Green                           Deborah R. Gatzek
Secretary                                  Vice President



                                       TEMPLETON FUNDS, INC., on behalf of
                                       TEMPLETON WORLD FUND


Attest:


/s/ BARBARA J. GREEN                   By: /s/ DEBORAH R. GATZEK
--------------------                       ---------------------
Barbara J. Green                           Deborah R. Gatzek
Secretary                                  Vice President





Exhibit 12 (i)



                         STRADLEY RONON STEVENS & YOUNG
                            2600 ONE COMMERCE SQUARE
                          PHILADELPHIA, PA 19103-7098
                                 (215) 564-8000


                                             July 22, 1999

Board of Trustees
Templeton Global Investment Trust
500 East Broward Boulevard
Fort Lauderdale, FL  33394

Board of Directors
Templeton Funds, Inc.
777 Mariners Island Blvd.
San Mateo, CA  94404


                  Re: AGREEMENT AND PLAN OF REORGANIZATION, DATED AS OF
                  THE 1ST DAY OF JUNE, 1999 (THE "AGREEMENT"), BY AND BETWEEN TEMPLETON FUNDS, INC., A MARYLAND CORPORATION, ON BEHALF OF ITS SERIES, TEMPLETON WORLD FUND ("ACQUIRING FUND") AND TEMPLETON GLOBAL INVESTMENT TRUST, A DELAWARE BUSINESS TRUST, ON BEHALF OF ITS SERIES, TEMPLETON GLOBAL INFRASTRUCTURE FUND ("ACQUIRED FUND")

Ladies and Gentlemen:

     You have requested our opinion as to certain federal income tax consequences of the reorganization of Acquired Fund which will consist of (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for shares of common stock, par value $1.00 per share, of the Acquiring Fund - Class A ("Acquiring Fund Class A Shares") and shares of common stock, par value $1.00 per share, of the Acquiring Fund - Class C ("Acquiring Class C Shares") (collectively "Acquiring Fund Shares"), (ii) the distribution of (a) Acquiring Fund Class A Shares to the shareholders of Class A shares of common stock of the Acquired Fund; and (b) Acquiring Fund Class C Shares to the shareholders of Class C shares of common stock of the Acquired Fund, according to their respective interests, and (iii) the subsequent dissolution of the Acquired Fund as soon as practicable after the closing (the "Reorganization"), all upon and subject to the terms and conditions of the Agreement.

     In rendering our opinion, we have reviewed and relied upon (a) the Agreement and Plan of Reorganization, dated as of the 1st day of June, 1999, by and between the Acquiring Fund and the Acquired Fund ("Agreement"), (b) the proxy materials provided to stockholders of the Acquired Fund in connection with the Special Meeting of Stockholders of the Acquired Fund held on July 13, 1999,
(c) certain representations concerning the Reorganization made to us by the Acquiring Fund and the Acquired Fund in a letter dated July 15, 1999 (the "Representation Letter"), (d) all other documents, financial and other reports and corporate minutes which we deemed relevant or appropriate, and (e) such statutes, regulations, rulings and decisions as we deemed material to the rendition of this opinion. All terms used herein, unless otherwise defined, are used as defined in the Agreement.

     For purposes of this opinion, we have assumed that the Acquired Fund on the effective date of the Reorganization satisfies, and following the Reorganization, the Acquiring Fund will continue to satisfy, the requirements of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

     Under  regulations  to be  prescribed  by the  Secretary of Treasury  under
Section 1276(d) of the Code, certain transfers of market discount bonds will be excepted from the requirement that accrued market discount be recognized on disposition of a market discount bond under Section 1276(a) of the Code. Such regulations are to provide, in part, that accrued market discount will not be included in income if no gain is recognized under Section 361(a) of the Code
where  a  bond  is  transferred   in  an  exchange   qualifying  as  a  tax-free
reorganization. As of the date hereof, the Secretary has not issued any regulations under Section 1276 of the Code.

     Based on the foregoing and provided the Reorganization is carried out in accordance with the applicable laws of the States of Maryland and Delaware, the Agreement and the Representation Letter, it is our opinion that:

     1. The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a)(1)(C) of the Code, and Acquired Fund and Acquiring
Fund will each be a party to the reorganization within the meaning of Section 368(b) of the Code.

     2. No gain or loss will be recognized by Acquired Fund upon the transfer of all of its assets to Acquiring Fund in exchange solely for Acquiring Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code. We express no opinion as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to Section 1276 of the Code.

     3. No gain or loss will be recognized by Acquiring Fund upon the receipt by it of all of the assets of Acquired Fund in exchange solely for Acquiring Fund Shares pursuant to Section 1032(a) of the Code.

     4. The basis of the assets of Acquired Fund received by Acquiring Fund will be the same as the basis of such assets to Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code.

     5. The holding period of the assets of Acquired Fund received by Acquiring Fund will include the period during which such assets were held by Acquired Fund pursuant to Section 1223(2) of the Code.

     6. No gain or loss will be recognized by the stockholders of Acquired Fund upon the exchange of their Acquired Fund Shares for Acquiring Fund Shares (including fractional shares to which they may be entitled), pursuant to Section 354(a) of the Code.

     7. The basis of the Acquiring Fund Shares received by the stockholders of Acquired Fund (including fractional shares to which they may be entitled) will be the same as the basis of the Acquired Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

     8. The holding period of the Acquiring Fund Shares received by the stockholders of Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefor, provided that the Acquired Fund Shares were held as a capital asset on the effective date of the Reorganization, pursuant to
Section 1223(1) of the Code.

     9. Acquiring Fund will succeed to and take into account as of the date of the proposed transfer (as defined in Section 1.381(b)-1(b) of the Income Tax Regulations) the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code.

     Our opinion is based upon the Code, the applicable Treasury Regulations promulgated thereunder, the present position of the Internal Revenue Service as set forth in published revenue rulings and revenue procedures, present administrative positions of the Internal Revenue Service, and existing judicial decisions, all of which are subject to change either prospectively or retroactively. We do not undertake to make any continuing analysis of the facts or relevant law following the date of this letter.

     Our opinion is conditioned upon the performance by Acquiring
Fund and Acquired Fund of their undertakings in the Agreement and the Representation Letter.

     This opinion is being rendered to Acquiring Fund and Acquired Fund and may be relied upon only by such funds and the stockholders of each.

                                Very truly yours,

                                STRADLEY, RONON, STEVENS & YOUNG, LLP

                                By:/s/WILLIAM P. ZIMMERMAN
                                   -----------------------------
                                   William P. Zimmerman, a Partner


Exhibit 12 (ii)


                         STRADLEY RONON STEVENS & YOUNG
                            2600 ONE COMMERCE SQUARE
                          PHILADELPHIA, PA 19103-7098
                                 (215) 564-8000



                                  July 29, 1999

Board of Trustees
Templeton Global Investment Trust
500 East Broward Boulevard
Fort Lauderdale, FL  33394

Board of Directors
Templeton Funds, Inc.
777 Mariners Island Blvd.
San Mateo, CA  94404

                  Re: AGREEMENT AND PLAN OF REORGANIZATION, DATED AS OF
                  THE 1ST DAY OF JUNE, 1999 (THE "AGREEMENT"), BY AND BETWEEN TEMPLETON FUNDS, INC., A MARYLAND CORPORATION, ON BEHALF OF ITS SERIES, TEMPLETON WORLD FUND ("ACQUIRING FUND") AND TEMPLETON GLOBAL INVESTMENT TRUST, A DELAWARE BUSINESS TRUST, ON BEHALF OF ITS SERIES, TEMPLETON GROWTH AND INCOME FUND ("ACQUIRED FUND")

Ladies and Gentlemen:

     You have requested our opinion as to certain federal income tax consequences of the reorganization of Acquired Fund which will consist of (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for shares of common stock, par value $1.00 per share, of the Acquiring Fund - Class A ("Acquiring Fund Class A Shares") and shares of common stock, par value $1.00 per share, of the Acquiring Fund - Class C ("Acquiring Class C Shares") (collectively "Acquiring Fund Shares"), (ii) the distribution of (a) Acquiring Fund Class A Shares to the shareholders of Class A shares of common stock of the Acquired Fund; and (b) Acquiring Fund Class C Shares to the shareholders of Class C shares of common stock of the Acquired Fund, according to their respective interests, and (iii) the subsequent dissolution of the Acquired Fund as soon as practicable after the closing (the "Reorganization"), all upon and subject to the terms and conditions of the Agreement.

     In rendering our opinion, we have reviewed and relied upon (a) the Agreement and Plan of Reorganization, dated as of the 1st day of June, 1999, by and between the Acquiring Fund and the Acquired Fund ("Agreement"), (b) the proxy materials provided to stockholders of the Acquired Fund in connection with the Special Meeting of Stockholders of the Acquired Fund held on July 13, 1999,
(c) certain representations concerning the Reorganization made to us by the Acquiring Fund and the Acquired Fund in a letter dated July 29, 1999 (the "Representation Letter"), (d) all other documents, financial and other reports and corporate minutes which we deemed relevant or appropriate, and (e) such statutes, regulations, rulings and decisions as we deemed material to the rendition of this opinion. All terms used herein, unless otherwise defined, are used as defined in the Agreement.

     For purposes of this opinion, we have assumed that the Acquired Fund on the effective date of the Reorganization satisfies, and following the Reorganization, the Acquiring Fund will continue to satisfy, the requirements of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

     Under  regulations  to be  prescribed  by the  Secretary of Treasury  under
Section 1276(d) of the Code, certain transfers of market discount bonds will be excepted from the requirement that accrued market discount be recognized on disposition of a market discount bond under Section 1276(a) of the Code. Such regulations are to provide, in part, that accrued market discount will not be included in income if no gain is recognized under Section 361(a) of the Code
where  a  bond  is  transferred   in  an  exchange   qualifying  as  a  tax-free
reorganization. As of the date hereof, the Secretary has not issued any regulations under Section 1276 of the Code.

     Based on the foregoing and provided the Reorganization is carried out in accordance with the applicable laws of the States of Maryland and Delaware, the Agreement and the Representation Letter, it is our opinion that:

     1. The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a)(1)(C) of the Code, and Acquired Fund and Acquiring
Fund will each be a party to the reorganization within the meaning of Section 368(b) of the Code.

     2. No gain or loss will be recognized by Acquired Fund upon the transfer of all of its assets to Acquiring Fund in exchange solely for Acquiring Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code. We express no opinion as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to Section 1276 of the Code.

     3. No gain or loss will be recognized by Acquiring Fund upon the receipt by it of all of the assets of Acquired Fund in exchange solely for Acquiring Fund Shares pursuant to Section 1032(a) of the Code.

     4. The basis of the assets of Acquired Fund received by Acquiring Fund will be the same as the basis of such assets to Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code.

     5. The holding period of the assets of Acquired Fund received by Acquiring Fund will include the period during which such assets were held by Acquired Fund pursuant to Section 1223(2) of the Code.

     6. No gain or loss will be recognized by the stockholders of Acquired Fund upon the exchange of their Acquired Fund Shares for Acquiring Fund Shares (including fractional shares to which they may be entitled), pursuant to Section 354(a) of the Code.

     7. The basis of the Acquiring Fund Shares received by the stockholders of Acquired Fund (including fractional shares to which they may be entitled) will be the same as the basis of the Acquired Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

     8. The holding period of the Acquiring Fund Shares received by the stockholders of Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefor, provided that the Acquired Fund Shares were held as a capital asset on the effective date of the Reorganization, pursuant to
Section 1223(1) of the Code.

     9. Acquiring Fund will succeed to and take into account as of the date of the proposed transfer (as defined in Section 1.381(b)-1(b) of the Income Tax Regulations) the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code.

     Our opinion is based upon the Code, the applicable Treasury Regulations promulgated thereunder, the present position of the Internal Revenue Service as set forth in published revenue rulings and revenue procedures, present administrative positions of the Internal Revenue Service, and existing judicial decisions, all of which are subject to change either prospectively or retroactively. We do not undertake to make any continuing analysis of the facts or relevant law following the date of this letter.

     Our opinion is conditioned upon the performance by Acquiring Fund and Acquired Fund of their undertakings in the Agreement and the Representation Letter.

     This opinion is being rendered to Acquiring Fund and Acquired Fund and may be relied upon only by such funds and the stockholders of each.

                                    Very truly yours,

                                    STRADLEY, RONON, STEVENS & YOUNG, LLP

                                    By:/s/WILLAM P. ZIMMERMAN
                                       --------------------------
                                       William P. Zimmerman, a Partner